Subsequent Events (Details) $ in Thousands							1 Months Ended			12 Months Ended			36 Months Ended
	Mar. 15, 2024 USD ($) lease	Mar. 01, 2024 USD ($) vessel m³	Feb. 13, 2024 USD ($)	Feb. 12, 2024 USD ($) lease	Jan. 29, 2024 USD ($) lease	Mar. 08, 2023 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) m³	Dec. 31, 2022 USD ($) m³	Jan. 31, 2019	Dec. 31, 2023	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2023 interest_rate_swap	Dec. 31, 2022 vessel	Dec. 31, 2022 lease
Subsequent Event [Line Items]
Number of Derivatives | interest_rate_swap																	2
Stock Issued During Period, Shares, New Issues | shares						11,383,543
Proceeds from Contributed Capital												$ 6,000
Proceeds from Issuance of Common Stock						$ 215,500
Sale Leaseback Transaction, Net Proceeds, Financing Activities											$ 327,000
Lessee Option to Purchase Underlying Asset											107,800	61,000
Number of vessels															42	10
Sale Leaseback Transaction, Transaction Costs, Financing Activities											218,300
number of newbuildings on order | vessel															5
Assets Held-for-sale, Not Part of Disposal Group								$ 22,323			$ 22,323	$ 63,120
Number of newbuildings on order (partially paid for) | lease																2
number of newbuildings on order | vessel															5
Proceeds from Issuance of Common Stock						$ 215,500
Subsequent Events	Subsequent Events
a)On January 29, 2024, the Company refinanced one of its NGL carriers, the Ineos Inspiration, by acquiring it from its original Lessor for $34.7 million and then selling the carrier to another Lessor for $60.0 million and leasing it back for a period of 7 years. The Company has an option to repurchase the vessel at the end of the lease term for $33.2 million.
b)On February 12, 2024, the Company gave notice to exercise its repurchase options to acquire two of its NGL carriers, the Ineos Intuition and the Ineos Invention, for a total cost of $75.2 million. The Company expects to complete the repurchases in August 2024.
c)On February 13, 2024, the Company sold and delivered its wholly-owned NGL carrier, the Seapeak Napa, to its buyer for net proceeds of $9.9 million.
On March 12, 2024, the Company sold and delivered its wholly-owned NGL carrier, the Seapeak Cathinka, to its buyer for net proceeds of $6.2 million.
In November 2023, the Company signed a memorandum of agreement for the sale of its wholly-owned NGL carrier, the Seapeak Camilla. The vessel is expected to be delivered to its buyer in the second quarter of 2024. The vessel was classified as held for sale at its net book value of $6.2 million on the Company's consolidated balance sheet as at December 31, 2023.
d)On March 1, 2024, the Company's 50%-owned Exmar LPG Joint Venture entered into contracts with HMD for the construction of two 45,000-cubic meter LPG carriers with scheduled deliveries in late-2026. The Company has a 50% economic ownership interest in these LPG carriers and its proportionate share of the total fully built-up cost is approximately $90.2 million.
e)On March 15, 2024, the Company refinanced one of its NGL carriers, the Ineos Independence, by acquiring it from its original Lessor for $36.9 million and then selling the carrier to another Lessor for $60.0 million and leasing it back for a period of 8.3 years. The Company has an option to repurchase the vessel at the end of the lease term for $24.0 million.

Exmar LPG Joint Venture
Subsequent Event [Line Items]
Ownership percentage (in percentage)		50.00%												50.00%
Number of vessels | vessel															18
number of newbuildings on order | vessel															2			2
Volume of vessels (in cubic meter) | m³											45,000	45,000
number of newbuildings on order | vessel															2			2
Ownership percentage (in percentage)		50.00%												50.00%
LPG Carriers [Member]
Subsequent Event [Line Items]
Assets Held-for-sale, Not Part of Disposal Group												$ 48,000
LPG Carriers [Member] | Exmar LPG Joint Venture
Subsequent Event [Line Items]
number of newbuildings on order | vessel															8
number of newbuildings on order | vessel															8
NGL Carriers
Subsequent Event [Line Items]
Proceeds from Sale of Property Held-for-sale										$ 22,300
Number of vessels				2											10	10		10	10
LNG Carriers [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property Held-for-sale											$ 14,700
Number of vessels															9	9		9
Ineos Independence | NGL Carriers
Subsequent Event [Line Items]
Number of vessels | lease	1
Ineos Inspiration | NGL Carriers
Subsequent Event [Line Items]
Number of vessels | lease					1
Ineos Marlin
Subsequent Event [Line Items]
Lessee Option to Purchase Underlying Asset											60,500
Ineos Marlin | NGL Carriers
Subsequent Event [Line Items]
Number of vessels | vessel															1
Seapeak Camilla
Subsequent Event [Line Items]
Assets Held-for-sale, Not Part of Disposal Group								$ 6,200			6,200
Minimum
Subsequent Event [Line Items]
Lease terms					7			8	8 years				7.5
Minimum | Ineos Independence
Subsequent Event [Line Items]
Lease terms	8.3
Maximum
Subsequent Event [Line Items]
Lease terms								12					15
U.S. Dollar-denominated interest rate swaps | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Subsequent Events [Abstract]
Derivative, Notional Amount								$ 650,160			650,160
Subsequent Event [Line Items]
Fixed Rate Payable														1.80%
Derivative, Notional Amount								$ 650,160			$ 650,160
Subsequent Event
Subsequent Event [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities					$ 60,000
Lessee Option to Purchase Underlying Asset					33,200
Subsequent Event | Exmar LPG Joint Venture
Subsequent Event [Line Items]
number of newbuildings on order | vessel		2
Volume of vessels (in cubic meter) | m³		45,000
number of newbuildings on order | vessel		2
Subsequent Event | NGL Carriers
Subsequent Event [Line Items]
Sale Leaseback Transaction, Transaction Costs, Financing Activities				$ 75,200
Subsequent Event | Seapeak Cathinka
Subsequent Event [Line Items]
Proceeds from Sale of Property Held-for-sale							$ 6,200
Subsequent Event | Ineos Independence
Subsequent Event [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities	$ 60,000
Lessee Option to Purchase Underlying Asset	24,000
Sale Leaseback Transaction, Transaction Costs, Financing Activities	$ 36,900
Subsequent Event | Ineos Inspiration
Subsequent Event [Line Items]
Sale Leaseback Transaction, Transaction Costs, Financing Activities					$ 34,700
Subsequent Event | Seapeak Napa
Subsequent Event [Line Items]
Proceeds from Sale of Property Held-for-sale			$ 9,900
Subsequent Event | Exmar LPG Joint Venture
Subsequent Event [Line Items]
Long-term purchase commitment, amount		$ 90,200